Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Financial Liabilities

10. Financial liabilities

in EUR thousands	December 31, 2020	December 31, 2019

Non-current financial liabilities
Convertible bond 2017/2022	2,003	1,977
EIB loan 2017	12,484	11,845
EIB loan 2019	5,591	5,301
Leasing liabilities	2,657	2,987
Total non-current financial liabilities	22,736	22,110

Current financial liabilities
Leasing liabilities	1,057	1,038
Other current liabilities	82	174
Total current financial liabilities	1,139	1,212

The contractual interest and repayment obligations relating to convertible bonds and the EIB loan are composed on the balance sheet date as follows:

in EUR thousands	December 31, 2020
	2021	2022	2023	2024	2025	Total
Convertible bond 2017/2022:
Principal repayment	-	2,031	-	-	-	2,031
Interest payment	122	61	-	-	-	183
EIB loan 2017
Principal repayment	-	10,000	-	-	-	10,000
Interest payment	461	4,354	-	-	-	4,815
EIB loan 2019
Principal repayment	-	-	-	5,000	-	5,000
Interest payment	204	214	227	1,874	-	2,519
Leasing liabilities
Principal repayment	1,138	577	603	630	459	3,407
Interest payment	148	85	59	33	6	331

in EUR thousands	December 31, 2019
	2020	2021	2022	2023	2024	2025	Total
Convertible bond 2017/2022:
Principal repayment	-	-	2,031	-	-	-	2,031
Interest payment	122	122	61	-	-	-	305
EIB loan 2017
Principal repayment	-	-	10,000	-	-	-	10,000
Interest payment	433	461	4,949	-	-	-	5,843
EIB loan 2019
Principal repayment	-	-	-	-	5,000	-	5,000
Interest payment	194	204	214	227	2,058	-	2,897
Leasing liabilities
Principal repayment	1,033	1,098	484	503	523	384	4,025
Interest payment	146	114	64	44	24	4	396

Loan agreement with the European Investment Bank

The liability component of the financial instrument is subsequently measured at amortized cost applying the effective interest method. As of December 31, 2020, the carrying amount of the liability component on this basis was EUR 16,901 thousand (previous year: EUR 15,684 thousand).

As a variable interest component and also as a separable financial instrument in the form of an embedded derivative, the performance component is subsequently measured at fair value. As of December 31, 2020, the discounted interest payment or fair value of the performance component amounted to EUR 1,174 thousand (previous year: EUR 1,462 thousand). The undiscounted interest payment of the performance component amounts to EUR 1,244 thousand (previous year: EUR 2,023 thousand).

For further details, please refer to the section on significant accounting policies.

Leasing liabilities

The carrying amount of the current and non-current leasing liabilities amounts to EUR 3,715 thousand (previous year: EUR 4,025 thousand). Future lease payments are discounted at the lessor’s imputed interest rate or, if this is not available, at the marginal borrowing rate.

For further details, please refer to the section on significant accounting policies.